SUBSEQUENT EVENTS - Special Reserve (Details) R$ in Thousands	1 Months Ended
Jan. 31, 2021 BRL (R$)
Special Reserve
Disclosure of non-adjusting events after reporting period [line items]
Interim dividends	R$ 2,291,888